DEPOSITS AND PREPAYMENTS	12 Months Ended
Mar. 31, 2026
Deposits And Prepayments
DEPOSITS AND PREPAYMENTS

NOTE – 12 DEPOSITS AND PREPAYMENTS

	As of March 31,
	2025	2026
	HKD	HKD
Rental and other deposits	$1,057,673	$392,128
Prepayments for events	10,220,783	13,873,285
Prepayments for research and development of ERP system	-	1,427,000
Prepaid administrative expenses	-	5,661,603
	$11,278,456	$21,354,016

Rental and other deposits represented rental deposits for office and shops and other deposits mainly for e-ticket system.

Prepayment for events represented prepayments for events which had not occurred at the end of the reporting period.

Prepayment for research and development of ERP system represented advance payments for research and development activities on the Group’s enterprise resource planning (ERP) system. These expenditures cover contracted services such as system design, customization, and testing work to be performed by external vendors. The prepayment reflects amounts paid in advance for project milestones not yet delivered as at the reporting date.

Prepaid administrative expenses represented prepayments for the investor and public relations expenses and senior officers’ liability insurance covering until July 2027, as well as professional fees for counsel.